Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations

The consolidated financial statements include Oneida Financial Corp. (the “Company”) and its wholly-owned subsidiary, The Oneida Savings Bank (the “Bank”).  Inter-company transactions and balances are eliminated in consolidation.   Oneida Financial Corp. is a Maryland corporation. The Bank is 100% owned by the Company and the Company is 100% owned by public stockholders.  The Bank is located in Central New York with offices in the Cities of Oneida and Rome and the Villages of Cazenovia, Hamilton, Canastota, Camden, Chittenango, Vernon and Westmoreland and owns two banking related subsidiaries: Oneida Preferred Funding Corporation (OPFC) and The State Bank of Chittenango (SBC).  The Bank is engaged primarily in accepting deposits and providing various types of loans to the community. The Bank also provides trust and brokerage services. OPFC, a Real Estate Investment Trust, primarily engages in investing activities of residential and commercial real estate mortgages.  SBC is a limited purpose commercial bank subsidiary which is permitted to accept municipal deposit accounts from various municipalities, school districts and other public sources, a source of funds not available to the Bank under New York Law.  The Bank also owns one insurance, risk management and employee benefit consulting subsidiary; OneGroup NY, Inc. (OneGroup), formerly Bailey & Haskell Associates, Inc., which has six New York offices and one office in South Carolina.  The Bank also owns a financial and investment advisory subsidiary; Oneida Wealth Management, Inc. which has an office in central New York and operates from several branch offices of Oneida Savings Bank.

On February 24, 2015, the Company entered into a definitive merger agreement to be acquired by Community Bank System, Inc. for approximately $142 million in Community Bank System, Inc. stock and cash. The merger is subject to the approval by the stockholders of Oneida Financial Corp. and regulatory authorities and is expected to be completed during the third quarter of 2015.

Use of Estimates
Use of Estimates

To prepare financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions based on available information.  These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ.   The allowance for loan losses, mortgage servicing rights, deferred tax assets, goodwill, the evaluation of other-than-temporary impairment for securities whose fair value is less than amortized cost and fair values of financial instruments are particularly subject to change.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents include cash, deposits with other financial institutions with maturities fewer than 90 days and federal funds sold.  Net cash flows are reported for customer loan and deposit transactions.

Trading Assets
Trading Assets

Securities in which the fair value option has been elected are considered trading assets and are recorded at fair value with changes in fair value included in earnings.  The fair value option has been elected for common and preferred equity securities as they do not have stated maturity values and the fair value fluctuates with market changes.  Interest and dividends are included in net interest income based on the contractual amount of interest income.  Cash flows from the purchase and sale of securities for which the fair value option has been elected are shown as operating activities within the consolidated statement of cash flows.

Investment Securities (including Mortgage-Backed Securities)
Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis.  If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows:  1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

In order to determine OTTI for purchased beneficial interests that, on the purchase date, were not highly rated, the Company compares the present value of the remaining cash flows as estimated at the preceding evaluation date to the current expected remaining cash flows.  OTTI is deemed to have occurred if there has been an adverse change in the remaining expected future cash flows.
Investment Securities (including Mortgage-Backed Securities)

Debt securities are classified as held-to-maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity.  Debt securities are classified as available-for-sale when they might be sold before maturity.  Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.  Interest income includes amortization of purchase premium or discount.  Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated.  Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer.

Loans Held for Sale
Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by outstanding commitments from investors.  Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights retained.  The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right.  Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans
Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred origination fees and costs and the allowance for loan losses.  Interest income is accrued on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on loans is discontinued and placed on non-accrual status at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection.  Past due status is based on the contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Non-accrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income.  Interest received on such loans is accounted for on the cash-basis method until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Concentration of Credit Risk
Concentration of Credit Risk

Most of the Company’s business activity is with customers located throughout Madison and Oneida Counties.  Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economy in those counties.

Allowance for Loan Losses
Allowance for Loan Losses

The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, an

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired, when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (TDRs) and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

TDRs are individually evaluated for impairment and included in the separately identified impairment disclosures. TDRs are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For TDRs that subsequently default, the Company determines the amount of allowance on the loan in accordance with the accounting policy for the allowance for loan losses on loans individually identified as impaired. The Company incorporates recent historical experience related to TDRs including the performance of TDRs that subsequently default into the calculation of the allowance by loan portfolio segment.

The general allowance covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent 3 years.  This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.  These economic factors include consideration of the following:  levels of and trends in delinquencies and impaired loans (including TDRS); levels of and trends in charge-offs and recoveries; migration of loans to the classification of special mention, substandard, or doubtful; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.

The following portfolio segments have been identified:  commercial real estate loans, commercial loans, consumer loans, home equity loans and residential mortgages.

Loans secured by commercial real estate and multi-family residential properties generally are larger than one-to-four family residential loans and involve a greater degree of risk. Commercial and multi-family residential mortgage loans often involve large loan balances to single borrowers or groups of related borrowers. Payments on these loans depend to a large degree on the results of operations and management of the properties or underlying businesses, and may be affected to a greater extent by adverse conditions in the real estate market or the economy in general. Accordingly, the nature of commercial real estate loans makes them more difficult for management to monitor and evaluate.

Commercial business lending generally involves greater risk than residential mortgage lending and involves risks that are different from those associated with residential and commercial real estate lending. Real estate lending is generally considered to be collateral based, with loan amounts based on predetermined loan to collateral values and liquidation of the underlying real estate collateral is viewed as the primary source of repayment in the event of borrower default. Although commercial business loans may be collateralized by equipment or other business assets, the liquidation of collateral in the event of a borrower default is often an insufficient source of repayment because equipment and other business assets may be obsolete or of limited use, among other things. Accordingly, the repayment of a commercial business loan depends primarily on the creditworthiness of the borrower (and any guarantors), while liquidation of collateral is a secondary and often insufficient source of repayment.
Allowance for Loan Losses (Continued)

Consumer loans generally have shorter terms and higher interest rates than one-to-four family mortgage loans. In addition, consumer loans expand the products and services we offer to meet the financial services needs of our customers.  Consumer loans generally involve greater credit risk than residential mortgage loans because of the difference in the underlying collateral.  Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage to, loss of, or depreciation in the underlying collateral. The remaining deficiency often does not warrant further substantial collection efforts against the borrower beyond obtaining a deficiency judgment. In addition, consumer loan collections depend on the borrower’s personal financial stability.  Furthermore, the application of various federal and state laws, including federal and state bankruptcy and insolvency laws, may limit the amount that can be recovered on such loans.

Home equity loans are secured by a borrower’s primary residence.  Home equity loans are underwritten under the same criteria that we use to underwrite one-to-four family fixed-rate loans. Home equity loans may be underwritten with a loan to value ratio of 90% when combined with the principal balance of an existing mortgage loan.  Home equity loans generally involve greater credit risk than the primary residential mortgage loans due to the potential of declines in collateral values, collectability as a result of foreclosure processes if the Bank is considered to be in a secondary position as well as the amount of expenses incurred during the process.

Residential real estate loans have as collateral a borrower’s primary residence.  The risk of loss on these loans would be due to collateral deficiencies due to market deterioration or location and condition of the property.  The foreclosure process of a primary residence is usually the final course of action on these types of loans. Given our underwriting criteria and the volume and balance of the loans as compared to collateral, the risk in this portfolio segment is less than that of the other segments.

Mortgage Servicing Rights
Mortgage Servicing Rights

When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in servicing fee income.  Fair value is based on market prices for comparable mortgage servicing contracts, when available or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses.  The Company compares the valuation model inputs and results to published industry data in order to validate the model results and assumptions.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amounts.  Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount.  If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase in income. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans.  The fees are based on a contractual percentage of the outstanding principal; or a fixed amount per loan and are recorded as income when earned.  The amortization of mortgage servicing rights is netted against loan servicing fee income.  Servicing fees totaled $298,247, $366,865 and $316,815 for the years ended December 31, 2014, 2013 and 2012, respectively.

Foreclosed Assets
Foreclosed Assets

Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell.  If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed.

Premises and Equipment
Premises and Equipment

Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation.  Buildings and related components are depreciated using the straight-line method with useful lives ranging from 5 to 39 years.  Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 10 years.  Maintenance and repairs are charged to operating expense as incurred.

Federal Home Loan Bank (FHLB) Stock
Federal Home Loan Bank (FHLB) Stock

The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts.  FHLB stock is carried at cost and periodically evaluated for impairment based on the ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Bank Owned Life Insurance
Bank Owned Life Insurance

The Company has purchased life insurance policies on certain key officers.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed.  The Company has selected December 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values.  Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Other intangible assets consist of core deposit and acquired customer relationship intangible assets arising from whole bank, insurance agency, and other acquisitions.  They are initially measured at fair value and then are amortized on an accelerated method over their estimated useful lives.  Core deposit intangibles are being amortized over a range of 10 to 12 years and acquired customer relationship intangible over a range of 5 to 11 years.

Long Term Assets
Long Term Assets

Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, the assets are recorded at fair value.

Loan Commitments
Loan Commitments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded.

Stock-Based Compensation
Stock-Based Compensation

Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards.
Compensation cost is recognized over the required service period, generally defined as the vesting period.  For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Income Taxes
Income Taxes

Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax basis of assets and liabilities, computed using enacted tax rates.   A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

All companies included in the consolidated financial statements operate under tax sharing agreements and are allocated income taxes based on their operating income and applicable effective income tax rate.  All amounts due to or from are settled annually.

Insurance	Insurance Commissions from sales of insurance are recorded as income when earned.
Trust Department Assets
Trust Department Assets

Assets held in fiduciary or agency capacities for customers are not included in the accompanying consolidated statements of condition, since such items are not assets of the Company.  Fees associated with providing trust management services are recorded as earned, and are included in Non-Interest Income.  At December 31, 2014, the Bank maintained 512 trust/fiduciary accounts, with total assets of $130.5 million under management as compared to 530 trust/fiduciary accounts with $186.8 million of total assets at December 31, 2013.

Employee Benefits

Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized.  Employee 401(k) expense is the amount of matching contributions.  Deferred compensation expense allocates the benefits over years of service.

Employee Stock Ownership Plan
Employee Stock Ownership Plan

The cost of shares issued to the ESOP, but not yet allocated to participants, is shown as a reduction of stockholders’ equity.  Compensation expense is based on the market price of shares as they are committed to be released to participant accounts.  Dividends on allocated ESOP shares reduce retained earnings; dividends on unearned ESOP shares reduce debt and accrued interest.

Earnings per Share
Earnings per Share

Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period, excluding outstanding participating securities. ESOP shares are considered outstanding for the calculation unless unearned.  All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation and are included in the computation of earnings per share pursuant to the two-class method.  The Company has determined that 78,000 of its 153,000 outstanding non-vested stock awards are participating securities.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options and awards.  Earnings and dividends per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available-for-sale and changes in the funded status of pension plans which are also recognized as separate components of equity.

Loss Contingencies
Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Restrictions on Cash	Restrictions on Cash Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements.
Equity
Equity

Common stock has $0.01 par and 30,000,000 shares authorized.  In addition, ten million shares of serial preferred stock were authorized.  There is no serial preferred stock outstanding as of December 31, 2014.

Dividend Restrictions	Dividend Restrictions Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to the holding company or by the holding company to shareholders.
Treasury Stock
Treasury Stock

Effective with the stock offering and conversion in July 2010, the Company became a Maryland Corporation which does not recognize treasury shares but considers common stock repurchases to result in the retirement of stock. The shares repurchased in 2011 were considered retired.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Segments
Segments

Effective January 1, 2013, the Bank reorganized its internal reporting segments to better align services provided to customers. Based on this realignment, internal financial information is primarily reported and aggregated in three lines of business: banking; insurance, risk management and employee benefit consulting; and financial and investment advisory activities. Prior to January 1, 2013, internal financial information was primarily reported and aggregated in four lines of business; banking, insurance, employee benefit consulting and risk management activities.

Reclassification	Reclassification Some items in the prior year financial statements were reclassified to conform to the current presentation.
Adoption of New Accounting Standards
Adoption of New Accounting Standards

In May 2014, the FASB amended existing guidance related to revenue from contracts with customers. This amendment supersedes and replaces nearly all existing revenue recognition guidance, including industry-specific guidance, establishes a new control-based revenue recognition model, changes the basis for deciding when revenue is recognized over time or at a point in time, provides new and more detailed guidance on specific topics and expands and improves disclosures about revenue. In addition, this amendment specifies the accounting for some costs to obtain or fulfill a contract with a customer. These amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The amendments should be applied retrospectively to all periods presented or retrospectively with the cumulative effect recognized at the date of initial application. The Company is currently evaluating the impact of this new accounting standard on the consolidated financial statements.

In January 2014, the FASB amended existing guidance to clarify when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and the real estate recognized. These amendments clarify that an in substance repossession of foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: (1) the creditor obtaining legal title to the residential real estate property upon the completion of a foreclosure, or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additional disclosures are required. These amendments are effective for public business entities for annual periods and interim periods within those annual periods beginning after December 15, 2014. Amendments in this standard can be applied using a modified retrospective or prospective transition method. Early adoption is permitted. The adoption of this guidance is not expected to have a material effect on the Company's operating results or financial condition.

In July 2013, the FASB amended existing guidance related to the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. These amendments provide that an unrecognized tax benefit, or a portion thereof, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except to the extent that a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the
Adoption of New Accounting Standards (Continued)

deferred tax asset for such purpose, then the unrecognized tax benefit should be presented as a liability. These amendments are effective for interim and annual reporting periods beginning after December 15, 2013. Early adoption and retrospective application is permitted. The effect of adopting this standard did not have a material effect on the Company's operating results or financial condition.